Consolidated Statements of Cash Flows (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Controlling interest in land located in Kent, Washington [Member]	Dec. 31, 2011 Foreclosure of five assets in consolidated loan portfolio [Member] asset	Dec. 31, 2011 Foreclosure of two condominiums [Member] condominium	Dec. 31, 2011 Office portfolio 200,000 square feet [Member] sqft	Dec. 31, 2010 Consolidation of controlling interest in Fairways 340, Llc previously accounted for under the Equity Method [Member] JointVenture
Interest percentage acquired					100.00%
Square footage of acquired office portfolio					200,000
Increase in real estate			$ 15,938,000	$ 1,400,000	$ 17,680,000	$ 28,464,000
Increase in accounts receivable					44,000	171,000
Increase joint venture investments						3,292,000
Increase in other assets					50,000	3,174,000
Increase in accounts payable					87,000
Increase in accrued expenses and other liabilities					991,000	323,000
Increase in mortgage loans payable					16,000,000	32,670,000
Proceeds from sale of real estate		696,000
Number of assets foreclosed			5	2
Notes reduction			15,938,000	1,400,000
Issued common stock to institutional investor (in shares)	4,400,000
Common stock issue price per share	$ 10.70
Common stock market price per share	$ 12.20
Contractual rights additional common stock issued (in shares)	400,000
Non-cash preferred dividend	600,000
Declared dividends common stock	2,073,000
Noncontrolling interest, decrease from deconsolidation	6,993,000
Distribution of marketable securities to noncontrolling interests	$ 2,843,000
Number of joint venture investments consolidated						2
Number of joint venture investments deconsolidated						1